Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2017	2018
	US$	US$
Value added tax (“VAT”) recoverable	2,883,914	2,484,881
Advance to suppliers	972,909	964,223
Funds deposited at third party payment platforms	693,930	88,693
Prepaid expenses	570,749	1,021,126
Deposits	270,234	383,362
Total	5,391,736	4,942,285